Financial instruments - Categories of Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	€ 0.0	€ (25.0)
Derivatives at fair value through profit or loss	0.4	2.7
Financial assets at amortised cost	455.8	534.4
Financial liabilities at amortised cost	(2,883.9)	(2,366.8)
Financial assets (liabilities) at fair value through other comprehensive income	(8.3)	(105.0)
Total	(2,436.0)	(1,909.7)
Total non-current loans and borrowings	2,198.3	1,736.3
Borrowings	2,227.4	1,758.8
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	2,163.5	1,706.4
Financial liabilities	(2,146.5)	(1,688.4)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Derivatives at fair value through profit or loss	0.0	0.0
Financial assets at amortised cost	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(647.1)	(601.1)
Financial liabilities	(647.1)	(601.1)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Derivatives at fair value through profit or loss	0.1	0.2
Financial assets at amortised cost	0.0	0.0
Financial liabilities at fair value through other comprehensive income	28.0	124.8
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(28.1)	(125.0)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Derivatives at fair value through profit or loss	0.0	0.0
Financial assets at amortised cost	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(2,236.8)	(1,765.7)
Financial liabilities	(2,236.8)	(1,765.7)
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Derivatives at fair value through profit or loss	0.0	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	201.6	141.2
Financial assets at amortised cost	201.6	141.2
Financial liabilities at amortised cost	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Derivatives at fair value through profit or loss	0.5	2.9
Financial assets at fair value through other comprehensive income	19.7	19.8
Financial assets	20.2	22.7
Financial assets at amortised cost	0.0	0.0
Financial liabilities at amortised cost	0.0
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss	0.0	0.0
Derivatives at fair value through profit or loss	0.0	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	254.2	393.2
Financial assets at amortised cost	254.2	393.2
Financial liabilities at amortised cost	0.0
Short-term investments not cash and cash equivalents [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at fair value through profit or loss		(25.0)
Financial assets		25.0
Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Total non-current loans and borrowings	9.4	6.9
Deferred borrowing costs | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities	9.4	6.9
Senior EUR/USD loans | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities	(1,355.8)	(1,295.1)
Other borrowings [Domain] | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	0.1	0.2
Financial liabilities	(0.1)	(0.2)
2024 fixed rate senior secured notes | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities	0.0	(400.0)
Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities	(800.0)	0.0
Level 2 | Senior EUR/USD loans | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	1,360.8	1,300.4
Level 1 of fair value hierarchy [member] | 2024 fixed rate senior secured notes | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	0.0	405.8
Level 1 of fair value hierarchy [member] | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities, at fair value	€ 802.6	€ 0.0